Financial instruments - financial and other risks - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rates used for sensitivity analysis	1.00%	1.00%	1.00%
Impact on profit (loss) due to changes in interest rate in sensitivity analysis	$ 7.1	$ 11.0	$ 18.0